Provisions - Actuarial assumptions used in pension plans calculation (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Pension plans
Provisions for pensions and similar obligations	€ 94,071	€ 6,717
Discount rate	3.90%
Expected return on plan assets	1.10%
Rate of increase for wages and salaries	3.40%
Rate of interest for pensions	2.20%
Employee turnover rate	3.00%
Biotest defined benefit pension plans
Pension plans
Provisions for pensions and similar obligations	€ 90,783